Notes to the Balance Sheet - Summary of Depreciation of Right-of-Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation Expense [Line Items]
Depreciation of Right-of-Use Assets	€ 8,280	€ 3,942	€ 3,648
Cost of Sales
Depreciation Expense [Line Items]
Depreciation of Right-of-Use Assets	1,190	384	221
Research and Development
Depreciation Expense [Line Items]
Depreciation of Right-of-Use Assets	4,533	1,897	1,636
Selling
Depreciation Expense [Line Items]
Depreciation of Right-of-Use Assets	956	126	79
General and Administrative
Depreciation Expense [Line Items]
Depreciation of Right-of-Use Assets	€ 1,601	€ 1,535	€ 1,711